UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.5%
Equity — 55.8%
255,658	Goldman Sachs Structured International Equity Fund—16.0%	$2,229,342
131,743	Goldman Sachs Structured Large Cap Value Fund—8.6%	1,189,638
97,739	Goldman Sachs Structured Large Cap Growth Fund—7.6%	1,053,627
99,563	Goldman Sachs Structured Emerging Markets Equity Fund—5.2%	725,817
67,671	Goldman Sachs Structured Small Cap Equity Fund—5.2%	718,663
47,495	Goldman Sachs Large Cap Value Fund—3.6%	499,171
48,767	Goldman Sachs Strategic Growth Fund—3.2%	444,755
59,008	Goldman Sachs Structured International Small Cap Fund—2.8%	391,226
27,542	Goldman Sachs Real Estate Securities Fund—2.2%	303,783
38,158	Goldman Sachs International Real Estate Securities Fund—1.4%	200,328

		7,756,350

Fixed Income — 44.7%
196,920	Goldman Sachs Inflation Protected Securities Fund—15.8%	2,199,598
112,312	Goldman Sachs Global Income Fund—10.4%	1,436,471
80,056	Goldman Sachs Absolute Return Tracker Fund—5.1%	711,693
101,547	Goldman Sachs Commodity Strategy Fund—3.9%	546,324
65,142	Goldman Sachs High Yield Fund—3.2%	448,829
43,494	Goldman Sachs Core Fixed Income Fund—3.0%	421,017
19,375	Goldman Sachs Emerging Markets Debt Fund—1.7%	227,660
25,170	Goldman Sachs Local Emerging Markets Debt Fund—1.6%	223,255

		6,214,847

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.5%		$13,971,197

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(63,416)

NET ASSETS — 100.0%		$13,907,781

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$15,264,346

Gross unrealized gain	1,054,919
Gross unrealized loss	(2,348,068)

Net unrealized security loss	$(1,293,149)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.4%
Equity — 63.6%
290,979	Goldman Sachs Structured International Equity Fund—19.4%	$2,537,334
141,928	Goldman Sachs Structured Large Cap Value Fund—9.8%	1,281,606
106,367	Goldman Sachs Structured Large Cap Growth Fund—8.8%	1,146,636
102,062	Goldman Sachs Structured Emerging Markets Equity Fund—5.7%	744,033
67,572	Goldman Sachs Structured Small Cap Equity Fund—5.5%	717,615
51,267	Goldman Sachs Large Cap Value Fund—4.1%	538,811
52,987	Goldman Sachs Strategic Growth Fund—3.7%	483,239
58,381	Goldman Sachs Structured International Small Cap Fund—3.0%	387,064
25,817	Goldman Sachs Real Estate Securities Fund—2.2%	284,756
35,922	Goldman Sachs International Real Estate Securities Fund—1.4%	188,591

		8,309,685

Fixed Income — 36.8%
140,453	Goldman Sachs Inflation Protected Securities Fund—12.0%	1,568,865
89,646	Goldman Sachs Global Income Fund—8.8%	1,146,567
75,690	Goldman Sachs Absolute Return Tracker Fund—5.1%	672,886
101,678	Goldman Sachs Commodity Strategy Fund—4.2%	547,027
50,284	Goldman Sachs High Yield Fund—2.7%	346,456
16,949	Goldman Sachs Emerging Markets Debt Fund—1.5%	199,150
22,153	Goldman Sachs Local Emerging Markets Debt Fund—1.5%	196,496
14,072	Goldman Sachs Core Fixed Income Fund—1.0%	136,216

		4,813,663

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.4%		$13,123,348

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(55,472)

NET ASSETS — 100.0%		$13,067,876

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$13,954,620

Gross unrealized gain	828,547
Gross unrealized loss	(1,659,819)

Net unrealized security loss	$(831,272)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.4%
Equity — 70.6%
404,969	Goldman Sachs Structured International Equity Fund—22.5%	$3,531,330
189,524	Goldman Sachs Structured Large Cap Value Fund—10.9%	1,711,399
143,078	Goldman Sachs Structured Large Cap Growth Fund—9.8%	1,542,380
131,781	Goldman Sachs Structured Emerging Markets Equity Fund—6.1%	960,680
86,338	Goldman Sachs Structured Small Cap Equity Fund—5.8%	916,913
68,359	Goldman Sachs Large Cap Value Fund—4.6%	718,457
71,411	Goldman Sachs Strategic Growth Fund—4.2%	651,271
70,758	Goldman Sachs Structured International Small Cap Fund—3.0%	469,128
31,214	Goldman Sachs Real Estate Securities Fund—2.2%	344,291
43,431	Goldman Sachs International Real Estate Securities Fund—1.5%	228,013

		11,073,862

Fixed Income — 29.8%
119,345	Goldman Sachs Inflation Protected Securities Fund—8.5%	1,333,079
75,053	Goldman Sachs Global Income Fund—6.1%	959,923
82,948	Goldman Sachs Absolute Return Tracker Fund—4.7%	737,404
123,132	Goldman Sachs Commodity Strategy Fund—4.2%	662,449
60,797	Goldman Sachs High Yield Fund—2.7%	418,889
20,494	Goldman Sachs Emerging Markets Debt Fund—1.5%	240,807
26,772	Goldman Sachs Local Emerging Markets Debt Fund—1.5%	237,471
9,297	Goldman Sachs Core Fixed Income Fund—0.6%	89,994

		4,680,016

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.4%		$15,753,878

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(66,358)

NET ASSETS — 100.0%		$15,687,520

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$16,866,425

Gross unrealized gain	1,278,009
Gross unrealized loss	(2,390,556)

Net unrealized security loss	$(1,112,547)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.1%
Equity — 80.3%
667,660	Goldman Sachs Structured International Equity Fund—26.6%	$5,821,999
300,792	Goldman Sachs Structured Large Cap Value Fund—12.4%	2,716,153
228,968	Goldman Sachs Structured Large Cap Growth Fund—11.3%	2,468,278
206,359	Goldman Sachs Structured Emerging Markets Equity Fund—6.9%	1,504,355
130,387	Goldman Sachs Structured Small Cap Equity Fund—6.3%	1,384,715
108,732	Goldman Sachs Large Cap Value Fund—5.2%	1,142,774
114,450	Goldman Sachs Strategic Growth Fund—4.8%	1,043,782
102,787	Goldman Sachs Structured International Small Cap Fund—3.1%	681,477
43,792	Goldman Sachs Real Estate Securities Fund—2.2%	483,024
61,006	Goldman Sachs International Real Estate Securities Fund—1.5%	320,283

		17,566,840

Fixed Income — 19.8%
171,290	Goldman Sachs Commodity Strategy Fund—4.2%	921,538
101,414	Goldman Sachs Absolute Return Tracker Fund—4.1%	901,572
73,468	Goldman Sachs Inflation Protected Securities Fund—3.7%	820,643
43,676	Goldman Sachs Global Income Fund—2.6%	558,612
76,612	Goldman Sachs High Yield Fund—2.4%	527,856
25,811	Goldman Sachs Emerging Markets Debt Fund—1.4%	303,278
33,497	Goldman Sachs Local Emerging Markets Debt Fund—1.4%	297,113

		4,330,612

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.1%		$21,897,452

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(19,104)

NET ASSETS — 100.0%		$21,878,348

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$23,359,325

Gross unrealized gain	1,479,149
Gross unrealized loss	(2,941,022)

Net unrealized security loss	$(1,461,873)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.4%
Equity — 85.1%
434,381	Goldman Sachs Structured International Equity Fund—28.0%	$3,787,803
196,468	Goldman Sachs Structured Large Cap Value Fund—13.1%	1,774,102
149,911	Goldman Sachs Structured Large Cap Growth Fund—12.0%	1,616,040
142,196	Goldman Sachs Structured Emerging Markets Equity Fund—7.7%	1,036,610
83,962	Goldman Sachs Structured Small Cap Equity Fund—6.6%	891,681
70,933	Goldman Sachs Large Cap Value Fund—5.5%	745,501
74,826	Goldman Sachs Strategic Growth Fund—5.0%	682,416
71,013	Goldman Sachs Structured International Small Cap Fund—3.5%	470,815
27,409	Goldman Sachs Real Estate Securities Fund—2.2%	302,325
37,968	Goldman Sachs International Real Estate Securities Fund—1.5%	199,331

		11,506,624

Fixed Income — 15.3%
104,169	Goldman Sachs Commodity Strategy Fund—4.1%	560,427
59,374	Goldman Sachs Absolute Return Tracker Fund—3.9%	527,835
34,360	Goldman Sachs Global Income Fund—3.2%	439,460
30,205	Goldman Sachs High Yield Fund—1.5%	208,114
10,138	Goldman Sachs Emerging Markets Debt Fund—0.9%	119,122
13,277	Goldman Sachs Local Emerging Markets Debt Fund—0.9%	117,764
9,094	Goldman Sachs Inflation Protected Securities Fund—0.8%	101,583

		2,074,305

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.4%		$13,580,929

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(59,877)

NET ASSETS — 100.0%		$13,521,052

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$14,332,864

Gross unrealized gain	1,087,087
Gross unrealized loss	(1,839,022)

Net unrealized security loss	$(751,935)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.6%
Equity — 89.8%
348,107	Goldman Sachs Structured International Equity Fund—29.4%	$3,035,497
157,844	Goldman Sachs Structured Large Cap Value Fund—13.8%	1,425,328
120,536	Goldman Sachs Structured Large Cap Growth Fund—12.6%	1,299,377
119,586	Goldman Sachs Structured Emerging Markets Equity Fund—8.5%	871,782
66,418	Goldman Sachs Structured Small Cap Equity Fund—6.8%	705,354
57,004	Goldman Sachs Large Cap Value Fund—5.8%	599,111
60,144	Goldman Sachs Strategic Growth Fund—5.3%	548,510
59,687	Goldman Sachs Structured International Small Cap Fund—3.8%	395,728
21,026	Goldman Sachs Real Estate Securities Fund—2.3%	231,915
29,124	Goldman Sachs International Real Estate Securities Fund—1.5%	152,899

		9,265,501

Fixed Income — 10.8%
77,792	Goldman Sachs Commodity Strategy Fund—4.1%	418,522
42,911	Goldman Sachs Absolute Return Tracker Fund—3.7%	381,478
10,911	Goldman Sachs Global Income Fund—1.3%	139,553
9,582	Goldman Sachs High Yield Fund—0.6%	66,023
3,226	Goldman Sachs Emerging Markets Debt Fund—0.4%	37,910
4,242	Goldman Sachs Local Emerging Markets Debt Fund—0.4%	37,624
2,867	Goldman Sachs Inflation Protected Securities Fund—0.3%	32,032

		1,113,142

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.6%		$10,378,643

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(57,753)

NET ASSETS — 100.0%		$10,320,890

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$12,236,982

Gross unrealized gain	166,130
Gross unrealized loss	(2,024,469)

Net unrealized security loss	$(1,858,339)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Schedule of Investments
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at market value. Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date.
     The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy, as of May 31, 2010:

	Retirement Strategy 2010			Retirement Strategy 2015			Retirement Strategy 2020
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Underlying Funds	$7,756,350	$—	$—	$8,309,685	$—	$—	$11,073,862	$—	$—
Fixed Income Underlying Funds	6,214,847	—	—	4,813,663	—	—	4,680,016	—	—

Total	$13,971,197	$—	$—	$13,123,348	$—	$—	$15,753,878	$—	$—

	Retirement Strategy 2030			Retirement Strategy 2040			Retirement Strategy 2050
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Underlying Funds	$17,566,840	$—	$—	$11,506,624	$—	$—	$9,265,501	$—	$—
Fixed Income Underlying Funds	4,330,612	—	—	2,074,305	—	—	1,113,142	—	—

Total	$21,897,452	$—	$—	$13,580,929	$—	$—	$10,378,643	$—	$—

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios have unsettled or open transaction defaults.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	July 30, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2010

* Print the name and title of each signing officer under his or her signature.